Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings

		December 31,
		2022	2021
	Note	US$ in millions
Non-current portion
Senior Notes		$7,150	$7,150
LVS Term Loan	26(a)(iii)	1,000	—
Bank loans		—	753
Lease liabilities		118	124
Other borrowings		1	2
		8,269	8,029
Less: deferred financing costs		(51)	(83)
		8,218	7,946
Current portion
Bank loans		1,958	—
Lease liabilities		14	17
Other borrowings		1	1
		1,973	18
Less: deferred financing costs		(10)	—
		1,963	18
Total borrowings		$10,181	$7,964

Disclosure of reconciliation of liabilities arising from financing activities

	Senior Notes(i)	Bank loans	Lease liabilities	Deferred financing costs	Net interest payables(ii)	Dividend payables	LVS Term Loan	Other borrowings	Total
	US$ in millions
Balance as at January 1, 2020	$5,535	$—	$147	$(74)	$83	$—	$—	$—	$5,691
Financing cash flows	1,496	(1)	(11)	(20)	(209)	(1,030)	—	—	225
Non-cash changes:
Original issue discount	4	—	—	(4)	—	—	—	—	—
Accruals	—	—	9	—	282	1,025	—	—	1,316
Amortization	—	—	—	17	—	—	—	—	17
Foreign exchange movement	—	1	—	1	—	5	—	—	7
Fair value adjustment of the interest rate swaps	(35)	—	—	—	—	—	—	—	(35)
Balance as at December 31, 2020	$7,000	$—	$145	$(80)	$156	$—	$—	$—	$7,221
Financing cash flows	146	756	(12)	(27)	(378)	—	—	—	485
Non-cash changes:
Original issue discount	4	—	—	(4)	—	—	—	—	—
Accruals	—	—	8	(1)	364	—	—	3	374
Amortization	—	—	—	23	—	—	—	—	23
Loss on early retirement of debt	—	—	—	6	—	—	—	—	6
Foreign exchange movement	—	(3)	—	—	(1)	—	—	—	(4)
Balance as at December 31, 2021	$7,150	$753	$141	$(83)	$141	$—	$—	$3	$8,105
Financing cash flows	—	1,200	(9)	(2)	(367)	—	1,000	(1)	1,821
Non-cash changes:
Accruals	—	—	—	—	422	—	—	—	422
Amortization	—	—	—	24	—	—	—	—	24
Foreign exchange movement	—	5	—	—	(1)	—	—	—	4
Balance as at December 31, 2022	$7,150	$1,958	$132	$(61)	$195	$—	$1,000	$2	$10,376
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(i)During the year ended December 31, 2021, the cash flows from Senior Notes consisted of proceeds from Senior Notes of US$1.95 billion and repayment of 2023 Notes of US$1.80 billion.
(ii)As at December 31, 2022 and 2021, net interest payables include the net of interest payables and receivables related to cross currency swaps. During the years ended December 31, 2022 and 2021, cash flows from net interest payables includes the net of interest income received and interest payment made related to cross currency swaps.